CONSOLIDATED BALANCE SHEETS (Parenthetical) - ₪ / shares	Dec. 31, 2016	Dec. 31, 2015
Ordinary shares, par value per share	₪ 7.2	₪ 7.2
Ordinary shares, shares authorized	5,000,000	5,000,000
Ordinary shares, shares issued	1,842,704	1,709,900
Ordinary shares, shares outstanding	1,842,704	1,709,628